LIQUIDITY AND GOING CONCERN - 10-K (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Cash and cash equivalents	$ 3,488						$ 3,488		$ 9
Accumulated deficit	29,529						29,529		18,496
Net loss	$ 2,137	$ 6,746	$ 2,150	$ 351	$ 295	$ 302	11,033	$ 948
Cash used in operating activities							$ 3,430	$ 241
Private GRI
Class of Stock [Line Items]
Cash and cash equivalents									9	$ 90
Working capital									1,686
Accumulated deficit									18,496	15,279
Net loss									3,217	1,559
Cash used in operating activities									$ 1,085	$ 847